Offerings	Apr. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	101,910,996
Proposed Maximum Offering Price per Unit	0.33
Maximum Aggregate Offering Price	$ 33,630,628.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,644.39
Offering Note	1(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities. 1(b) Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $0.33, the average of the high and low reported sales prices of the registrant's common stock on the Nasdaq Capital Market on April 13, 2026. 1(c) Represents 101,910,996 shares of common stock issuable upon conversion of 21,411.5 shares of Series A Convertible Preferred Stock held by the selling stockholder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	24,542,982
Proposed Maximum Offering Price per Unit	0.33
Maximum Aggregate Offering Price	$ 8,099,184.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,118.50
Offering Note	See Offering Note 1(a) See Offering Note 1(b) Represents 24,542,982 shares of common stock issuable upon exercise of warrants held by the selling stockholder.